Statements of cash flows	2 Months Ended
Dec. 31, 2017 USD ($)
Cash flows from financing activities [abstract]
Proceeds from issuance of Units	$ 10
Net cash provided by (used in) financing activities	10
Net increase (decrease) in cash during the period	10
Cash at end of period	$ 10